Deposits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deposits
NOTE 23. DEPOSITS

Deposits break down as follows as of the indicated dates:

	12.31.19	12.31.18
In Pesos	250,537,893	303,710,875
Checking Accounts	67,565,801	61,308,936
Savings Accounts	59,493,868	94,035,691
Time Deposits	116,003,459	137,225,899
Time Deposits – UVA	750,248	3,052,878
Others	1,696,681	1,959,117
Interest and Adjustments	5,027,836	6,128,354
In Foreign Currency	143,197,513	250,235,413
Savings Accounts	117,866,173	211,923,669
Time Deposits	24,329,623	37,018,326
Others	938,188	1,219,597
Interest and Adjustments	63,529	73,821

Total	393,735,406	553,946,288

The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.